Pledged Assets	6 Months Ended
Jun. 30, 2025
Pledged Assets [Abstract]
Pledged assets

32. Pledged assets

The book value of Group’s assets pledged as collateral are as follows:

Pledged assets	June 30, 2025	December 31, 2024	Purpose
Time deposits (shown as ‘Restricted deposits’)	$16,019,748	$15,773,099	Performance guarantee deposit, and short-term borrowings.
Land	13,352,830	11,901,824	Long-term and short-term borrowings
Buildings and structures	2,413,593	2,164,594	Long-term and short-term borrowings
	$31,786,171	$29,839,517